Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A ordinary share, par value US$ 0.00000005 per share
Amount Registered | shares	954,907,155
Proposed Maximum Offering Price per Unit	0.0788
Maximum Aggregate Offering Price	$ 75,246,683.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,391.57
Offering Note	American depositary shares ("ADSs") issuable upon deposit of Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-283941). Each American depositary share represents fifteen Class A ordinary shares.